Share Capital - Options by exercise price (Details)	12 Months Ended
	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2022 EquityInstruments	Jun. 30, 2021 EquityInstruments
Ifrs Statement [Line Items]
Number of shares, options outstanding | EquityInstruments	8,170,000	10,170,000	13,750,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 1 month 24 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 4.43
Number Exercisable, Options Exercisable | EquityInstruments	8,170,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 4.43
1.40
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number of shares, options outstanding | EquityInstruments	1,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable | EquityInstruments	1,450,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
3.39
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number of shares, options outstanding | EquityInstruments	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 6 months 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable | EquityInstruments	1,200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
3.43
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number of shares, options outstanding | EquityInstruments	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	9 months 14 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable | EquityInstruments	400,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
5.08
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.08
Number of shares, options outstanding | EquityInstruments	3,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 9 months 10 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 5.08
Number Exercisable, Options Exercisable | EquityInstruments	3,750,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 5.08
5.23
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.23
Number of shares, options outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 10 months 24 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 5.23
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 5.23
6.08
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number of shares, options outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
6.31
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.31
Number of shares, options outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
7.55
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 7.55
Number of shares, options outstanding | EquityInstruments	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 7 months 17 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
Number Exercisable, Options Exercisable | EquityInstruments	500,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
8.25
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 8.25
Number of shares, options outstanding | EquityInstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 15 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
Number Exercisable, Options Exercisable | EquityInstruments	170,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
9.40
Ifrs Statement [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 9.40
Number of shares, options outstanding | EquityInstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 9 months 10 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40
Number Exercisable, Options Exercisable | EquityInstruments	100,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40